J.P. MORGAN FLEMING MUTUAL FUND GROUP, INC.

245 Park Avenue

New York, New York 10167

November 4, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:  James O’Connor

Re:

J.P. Morgan Fleming Mutual Fund Group, Inc. (“Corporation”)

on behalf of the JPMorgan Mid Cap Value Fund (the “Fund”)

File Nos. 811-08189 & 333-25803

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 28 (Amendment No. 29 under the 1940 Act) filed electronically on October 28, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary